Related Party Transactions (Details) $ / shares in Units, $ in Millions									1 Months Ended	12 Months Ended
	Mar. 24, 2025 shares	Mar. 10, 2025 USD ($) $ / shares shares	Oct. 18, 2024 shares	Sep. 16, 2024 USD ($) $ / shares shares	Jul. 11, 2024 shares	Dec. 27, 2023 shares	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Jan. 31, 2024 shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Apr. 22, 2025 USD ($)
Related Party Transactions [Line Items]
Warrants outstanding										827,979
Ordinary shares price per share (in Dollars per share) | $ / shares		$ 65.5
Percentage of consideration payable							30.00%	30.00%
Service contracts term										3 years
Share awards to total fair value (in Dollars) | $										$ 2,351,390
Share based compensation expense (in Dollars) | $										$ 11,750,602
Shares issued										22,664
Warrant [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	133,828
Warrants issued				961,807
Exercise price (in Dollars per share) | $ / shares				$ 4.15
Warrants outstanding	133,828										961,807
September 2024 Note [Member]
Related Party Transactions [Line Items]
Convertible promissory note (in Dollars) | $				$ 3,548,000
Dr. Zhang [Member]
Related Party Transactions [Line Items]
Accrued expenses and other liabilities (in Dollars) | $													$ 952,181
Mr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Percentage of ownership outstanding shares					35.85%
Related party payable balance (in Dollars) | $											$ 952,181
Speed Wealthy [Member]
Related Party Transactions [Line Items]
Debt obligation (in Dollars) | $		$ 4,452,999
High-Trend [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	100,000
High-Trend [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	133,828
New Galion [Member]
Related Party Transactions [Line Items]
Total consideration							$ 16,200,000	$ 127.0
Mr. Dong Zhang [Member]
Related Party Transactions [Line Items]
Share awards to total fair value (in Dollars) | $										$ 10,700,000
Share based compensation expense (in Dollars) | $										8,448,548
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued			700,800			600			12,000
Share based compensation expense (in Dollars) | $										$ 4,253,320	$ 1,200,562
Class A Ordinary Shares [Member] | September 2024 Note [Member]
Related Party Transactions [Line Items]
Converted shares				1,419,200
Class A Ordinary Shares [Member] | Dr. Zhang [Member]
Related Party Transactions [Line Items]
Ordinary shares issued					800,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	100,000
Aggregated share										140,000
Class A Ordinary Shares [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	100,000
Class A Ordinary Shares [Member] | High-Trend [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	100,000
Private Placement [Member]
Related Party Transactions [Line Items]
Ordinary shares issued		67,985
Aggregate consideration (in Dollars) | $		$ 4,452,999
Private Placement [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued		67,985
Ordinary shares price per share (in Dollars per share) | $ / shares		$ 65.5
Dr. Zhang [Member]
Related Party Transactions [Line Items]
Percentage of beneficial ownership					67.14%								10.00%
Dr. Zhang [Member] | Mr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Percentage of beneficial ownership													10.00%